Investments in associates and joint ventures - Narrative (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $	Jun. 30, 2024	Jun. 30, 2023 £ / $	Jun. 30, 2023 € / $	Jun. 30, 2022 £ / $	Jun. 30, 2022 € / $
Disclosure of associates [line items]
Average exchange rate (EUR per USD)		0.80	0.93		0.83	0.96	0.75	0.89
Moet Hennessy
Disclosure of associates [line items]
Ownership interest in associate				34.00%
Country of incorporation	France
Average exchange rate (EUR per USD)			0.93			0.96		0.89